__________________ 23945 Calabasas Road, Ste.115 Calabasas, California 91302 WILLIAM B. BARNETT wbarnett@wbarnettlaw.com	Barnett & Linn Attorneys at Law	__________________ TELEPHONE: (818) 436-6410 FACSIMILE: (818) 223-8303

October 25, 2011

Alexandra M. Ledbetter, Attorney-Advisor

SECURITIES AND EXCHANGE COMMISSION

Division of Corporation Finance

100 F Street NE

Washington D.C. 20549

Re:	New Western Energy Corporation (“Registrant”)
Amendment No. 3 to Registration Statement on Form 10
Filed on June 16, 2011
File No. 0-54343

Dear Ms. Ledbetter:

The Registrant hereby files its Amendment No. 3 to Registration Statement on Form 10 (“Amendment No. 3”). The Amendment No. 3 has been revised in accordance with the Commission’s September 30, 2011 comment letter (“Comment Letter”). To assist the staff in its review of Registrant’s responses, we have provided a copy of Amendment No. 3 “marked to show changes”. The responses below have been numbered to correspond to each comment number in the Comment Letter.

Amendment No. 2 to Registration Statement on Form 10

General

1. In accordance with your request, we have provided the page number reference in our Amendment No. 3 where we have inserted or deleted responsive disclosure.

Business, page 3

2. In response to your comment, we have added the contents of the third numbered paragraph in the Phillips Lease to the end of the first paragraph under “Phillips Lease, …” on page 4 of Amendment No. 3. We have also indicated that the registrant is current in its obligations under the Phillips Lease.

3. In accordance with your comment, we have expanded the disclosure in the first paragraph under “Our Texas Project” beginning at the bottom of 4 and continuing onto page 5, regarding “payout” and the responsibility of the registrant relating to future development costs for wells and the recovery of same, on leases of 3M.

Productive Wells and Acreage, page5

4. We apologize for our inadvertent error and in accordance with your comment we have deleted “acid/fracture jobs and/or” from the above paragraph on page 5 of Amendment No. 3.

Risk Factors, page 8

5. In response to your comment, we have reviewed our Risk Factor section and have deleted those Risk Factors that appear to be duplicates.

Operating Hazards, Natural Disasters or other Interruptions of Our Operations …., page 14

6. In response to your comment, we have revised disclosure under the above Risk Factor on page 14, to reconcile it with the disclosure on page 7 under “Government Regulations”.

Financial Statements

Note 5-Mineral Properties and Related Obligations, page F-25

7. We have restated the consolidated financial statements to expense the warrant modification incremental value of the Class A Warrants which were previously recorded as $72,900 for 300,000 warrants issued for mineral properties and as a charge to additional paid-in capital of $579,555 for 2,385,000 investor warrants. The total $652,455 is now expensed as investor relations expense. The below information explains the accounting treatment and valuation method which resulted in an incremental value of $0.243 per warrant.

Class A Warrant issuance

In December 2010, all Class A Warrants issued by the Company were modified to extend their maturity date to December 31, 2011. As a result of this modification of expiration date, the Company recorded an investor relations expense in its statements of operations for the year ended December 31, 2010 of $652,455 relating to all of 2,685,000 Class A Warrants issued in exchange of sale of common stock and purchase of mineral properties. The $652,455 expense was computed as the incremental value of the modified warrants over the unmodified warrants on the modification date using a per share price of $0.30 which was the contemporaneous private placement offering price, and the following other Black-Scholes assumptions:

Value before modification
Risk-free interest rate:	0.07%
Expected term:	0.02 Years
Expected dividend yield:	-
Expected volatility:	322%

Value after modification
Risk-free interest rate:	0.30%
Expected term:	1 year
Expected dividend yield:	-
Expected volatility:	322%

Amendment No. 1 to Quarterly Report on Form 10-Q for the Quarter Ended June 30, 2011

8. In response to your comment, please be advised as follows:

First, the Registrant did not make an investment in XnE, Inc. (“XnE”). The Registrant sold an asset to XnE in exchange for cash and XnE common stock.

Second, the Registrant has never represented or implied, either directly or indirectly, that it was in the business of or was considering going into the business of, holding “itself out as being engaged primarily or proposes to engage primarily in the business of investing, reinvesting, or trading in securities….”

Third, the common stock of XnE owned by the Registrant represents approximately 12.4% of the Registrant’s assets. Although, we would agree that any asset greater than 10% could be considered “material”, we cannot agree that 12.4% of the Registrant’s assets would “constitute a significant portion of…” the Registrant’s assets, as your comment suggests.

In view of the above analysis, we respectively submit that the Registrant does not meet the definition of an “investment company” as set forth in Section 3.a.1. of The Investment Company Act of 1940 (the “1940 Act”). Furthermore, it would also appear that the Registrant would be exempted from filing as an “investment company” pursuant to Section 3.b.1. of the 1940 Act.

Exhibit 31-Certifications

9. In response to your comment, we have revised the Certification to conform to the requirements of Item 601(b)(31) of regulation S-K.

Enclosed with this response is a letter from the President of the Registrant acknowledging, among other things, the Registrant’s responsibility for the adequacy and accuracy of the disclosure in the filing.

We believe that we have responded to all of your comments fairly and reasonably. Please contact the undersigned as soon as possible should you have any further questions or comments.

Thank you in advance for your courtesies and cooperation.

Very truly yours,
Barnett & Linn

William B. Barnett

WBB: scc

cc/ Javan Khazali, President

NEW WESTERN ENERGY CORPORATION.

20 Truman, Suite 204, Irvine, CA 92620

Telephone: (949) 435-0977

October 25, 2011

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Re: New Western Energy Corporation (the “Company”)

Amendment No. 3 to Registration Statement on Form 10

Filed on June 16, 2011

File No. 0-54343

Gentlemen:

Please be advised that, on behalf of the Company, I hereby acknowledge the following:

(a)	the Company is responsible for the adequacy and accuracy of the disclosure in the filing of the Company’s Amendment No. 3 to Form 10, and
(b)	staff comments or changes to disclosure in response to staff comments do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the Company’s filing of its Amendment No. 3 to Form 10 and amendments thereto, and
(c)	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.

Very truly yours,
New Western Energy Corporation

/s/ Javan Khazali

Javan Khazali, President